UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 16, 2006 to October 16, 2006

Commission File Number of issuing entity: 333-126790-15


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173334, 32-0173335, 32-0173336
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 16, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Revolving Home Equity Loan Asset Backed Notes, Series 2006-C.

         The revised investor report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Investor Report, relating to October 16, 2006 distribution period is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-C (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 26, 2007

EXHIBIT INDEX

Exhibit Number       Description

EX-99.1              Revised Investor Report, October 16, 2006



                                  EXHIBIT 99.1
                                -----------------
              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                October 16, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report 1   ----------------------------------------------- 10
Delinquency Group Report 2   ----------------------------------------------- 10
Delinquency Group Total Report   ------------------------------------------- 10
Bankruptcy Group Report   -------------------------------------------------- 11
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                            Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                        October 16, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL          BEGINNING                                                                                ENDING
             FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE             BALANCE           PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A           520,000,000.00     457,569,629.57   14,323,563.05   2,171,040.79   16,494,603.84      0.00     0.00     443,246,066.52
2A         1,330,000,000.00   1,121,773,922.34   41,198,455.68   5,322,505.66   46,520,961.34      0.00     0.00   1,080,575,466.66
AIO        1,097,150,072.00     850,121,543.00            0.00   2,833,738.48    2,833,738.48      0.00     0.00     850,121,543.00
C                      0.00               0.00            0.00   1,428,479.67    1,428,479.67      0.00     0.00               0.00
R1                     0.00               0.00            0.00           0.00            0.00      0.00     0.00               0.00
R2                   100.00               0.00            0.00           0.00            0.00      0.00     0.00               0.00
TOTALS     2,947,150,172.00   2,429,465,094.91   55,522,018.73  11,755,764.60   67,277,783.33      0.00     0.00   2,373,943,076.18
AIO1         273,101,927.00     211,958,780.00            0.00     706,529.27      706,529.27      0.00     0.00     211,958,780.00
AIO2         824,048,145.00     638,162,763.00            0.00   2,127,209.21    2,127,209.21      0.00     0.00     638,162,763.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CURRENT
                             BEGINNING                                                          ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST       TOTAL            PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A          126685DH6     879.94159533     27.54531356     4.17507844    31.72039200       852.39628177          5.510000%
2A          126685DJ2     843.43903935     30.97628247     4.00188396    34.97816642       812.46275689          5.510000%
AIO         126685DK9     774.84526930      0.00000000     2.58281757     2.58281757       774.84526930          4.000198%
R2          126685DN3       0.00000000      0.00000000     0.00000000     0.00000000         0.00000000          0.000000%
TOTALS                    824.34384172     18.83922281     3.98885836    22.82808116       805.50461891
AIO1           N/A        776.11601767      0.00000000     2.58705340     2.58705340       776.11601767          4.000000%
AIO2           N/A        774.42412421      0.00000000     2.58141375     2.58141375       774.42412421          4.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                        October 16, 2006

General Information:
Record Date                                                                                                          01/01/2006
LIBOR Determination Date                                                                                             09/13/2006
Payment Date                                                                                                         10/16/2006
Determination Date                                                                                                   10/11/2006
Interest Period
Beginning                                                                                                            09/15/2006
Ending                                                                                                               10/15/2006
Number of Days in Interest Period                                                                                            31
Collection Period
Beginning                                                                                                            09/01/2006
Ending                                                                                                               09/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                               12,633,000.18
Principal payments on Mortgage Loans                                                                              72,574,499.14
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                2,304,476.52
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                          414,276.61
Others                                                                                                                34,115.50
Total Deposits                                                                                                    87,960,367.95

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             87,180,072.38
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      780,295.57
Total Withdrawals                                                                                                 87,960,367.95

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   87,180,072.38
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                    0.00
Total Deposits                                                                                                    87,180,072.38

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 87,180,072.38
Total Withdrawals                                                                                                 87,180,072.38

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00


Cash Released from Principal Reserve Fund                                                                                  0.00


DISTRIBUTIONS


Amounts to be Distributed                                                                                         87,180,072.38

Group 1

Investor Interest Collections                                                                                      3,370,452.72


Principal Collections                                                                                             14,323,229.78

Subordinated Transferor Collections                                                                                  446,792.43

Credit Enhancement Draw Amount                                                                                             0.00

Group 2

Investor Interest Collections                                                                                      8,550,246.65
Principal Collections                                                                                             41,191,776.84

Subordinated Transferor Collections                                                                                  981,675.55

Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                            190,654.67
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           190,654.67

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   306,156.88
Amount paid to the Loan Insurance Policy Provider                                                                    306,156.88

Premium amount owing to the Insurer                                                                                   45,756.96
Premium amount paid to the Insurer                                                                                    45,756.96

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            467,405.14
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           467,405.14

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   473,488.78
Amount paid to the Loan Insurance Policy Provider                                                                    473,488.78

Premium amount owing to the Insurer                                                                                  112,177.39
Premium amount paid to the Insurer                                                                                   112,177.39

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       2,171,040.79
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         2,171,040.79
Aggregate Investor Interest paid to Class 1-A Note                                                                 2,171,040.79
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       5,322,505.66
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         5,322,505.66
Aggregate Investor Interest paid to Class 2-A Note                                                                 5,322,505.66
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                      333.27
Investor Loss Amount paid to Class 1-A Note                                                                              333.27

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Redution Amount paid to Class 1-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                     14,323,229.78
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                             14,323,229.78

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                    6,678.84
Investor Loss Amount paid to Class 2-A Note                                                                            6,678.84

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Redution Amount paid to Class 2-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     41,191,776.84
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             41,191,776.84

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                         11.68
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                          1,586.19
Required Transferor Subordinated Amount                                                                            2,600,007.93
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                      11.68

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                  333.27
Investor Floating Allocation Percentage for Class 1-A Note                                                              100.00%
Liquidation loss amounts for Morgage Loans                                                                               333.27
Investor Loss Amount for Class 1-A Note                                                                                  333.27

Group 2
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                         -1,586.19
Required Transferor Subordinated Amount                                                                            6,649,992.07
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                6,678.84
Investor Floating Allocation Percentage for Class 2-A Note                                                              100.00%
Liquidation loss amounts for Morgage Loans                                                                             6,678.84
Investor Loss Amount for Class 2-A Note                                                                                6,678.84

Delinquent Mortgage Loans

Delinquency Group Report 1
                              Number     Principal        Percentage
                             of Loans     Balance

30 to 59 Days Delinquent         91        4,229,734.32     0.95%
60 to 89 Days Delinquent         27        1,125,857.09     0.25%
90 to 179 Days Delinquent        25        1,140,640.64     0.26%
180 to 269 Days Delinquent        4          158,693.00     0.04%
270 Plus Days Delinquent          0                0.00     0.00%
Total                           147        6,654,925.05     1.50%


Delinquency Group Report 2
                              Number     Principal        Percentage
                             of Loans     Balance

30 to 59 Days Delinquent        175       15,167,336.89      1.40%
60 to 89 Days Delinquent         51        4,750,306.49      0.44%
90 to 179 Days Delinquent        62        5,958,284.85      0.55%
180 to 269 Days Delinquent       14        1,284,144.59      0.12%
270 Plus Days Delinquent          0                0.00      0.00%
Total                           302       27,160,072.82      2.51%

Delinqency Group Total Report
                             Number      Principal        Percentage
                            of Loans      Balance

30 to 59 Days Delinquent      266       19,397,071.21       1.27%
60 to 89 Days Delinquent       78        5,876,163.58       0.39%
90 to 179 Days Delinquent      87        7,098,925.49       0.47%
180 to 269 Days Delinquent     18        1,442,837.59       0.09%
270 Plus Days Delinquent        0                0.00       0.00%
Total                         449       33,814,997.87       2.22%

The delinquency buckets above include Bankruptcies, Foreclosures and REOs.

Bankruptcies
Bankruptcy Group Report
Group Number     Number of Loans    Principal Balance   Percentage
      1                 5              211,900.26          0.05%
      2                 4              152,245.62          0.01%
Total                   9              364,145.88          0.02%

Foreclosures
Foreclosure Group Report
Group Number    Number of Loans    Principal Balance     Percentage
      1                3                133,537.87           0.03%
      2                8                987,264.39           0.09%
Total                 11              1,120,802.26           0.07%

REO Properties
REO Group Report
Group Number     Number of Loans   Principal Balance     Percentage
      1                 0                   0.00             0.00%
      2                 0                   0.00             0.00%
Total                   0                   0.00             0.00%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                  0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                   0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                      0
Asset Balance                                                                                                           0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                     0
Balance                                                                                                                 0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                  0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                   0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                      0
Asset Balance                                                                                                           0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                     0
Balance                                                                                                                 0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                      0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                         2,304,476.52

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                  457,571,215.76
Prefunding Amt                                                                                                          0.00
Ending Loan Group Balance                                                                                     443,247,652.71
Change in Loan Group Balance                                                                                   14,323,563.05
Principal Collections                                                                                          19,187,264.05
Liquidation Loss Amount                                                                                               333.27
Liquidation Recovery Amount                                                                                             0.00
Cumulative Liquidation Loss Amount                                                                                    333.27
Additional Balances during Collection Period                                                                    4,864,034.27
Balance Check                                                                                                           0.00

Group 2
Beginning Loan Group Balance                                                                                1,121,772,336.15
Prefunding Amt                                                                                                          0.00
Ending Loan Group Balance                                                                                   1,080,573,880.47
Change in Loan Group Balance                                                                                   41,198,455.68
Principal Collections                                                                                          56,072,097.27
Liquidation Loss Amount                                                                                             6,678.84
Liquidation Recovery Amount                                                                                             0.00
Cumulative Liquidation Loss Amount                                                                                  7,706.98
Additional Balances during Collection Period                                                                   14,880,320.43
Balance Check                                                                                                           0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                           1,586.19
Allocated Transferor Interest (Ending)                                                                              1,586.19

Interest payments on Morgage Loans                                                                              3,561,119.08
Net Liquidation Proceeds (Allocable to Interest)                                                                        0.00
Insurance Proceeds (Allocable to Interest)                                                                              0.00
Servicer Advance (Allocable to Interest)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                              0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                          0.00
Residual Advance                                                                                                        0.00
Total Interest                                                                                                  3,561,119.08
Servicing Fee                                                                                                     190,654.67
Investor Interest Collections                                                                                   3,370,452.72

Beginning Loan Group Balance                                                                                  457,571,215.76
Principal payments on Morgage Loans                                                                            19,187,264.05
Net Liquidation Proceeds (Allocable to Principal)                                                                       0.00
Insurance Proceeds (Allocable to Principal)                                                                             0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                             0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                         0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                           0.00
Transfer Deposit Amount                                                                                                 0.00
Total Principal                                                                                                19,187,264.05
Investor Principal Collections                                                                                 19,187,264.05
Additional Balances                                                                                             4,864,034.27
Ending Principal Balances                                                                                     443,247,652.71
Total Collections                                                                                              22,557,728.46
Scheduled Principal Payment                                                                                    14,323,229.78

Mortgage Loans Average Daily Balance                                                                          456,333,925.10
Number of Mortgage Loans at beginning of Collection Period                                                         12,007.00
Number of Mortgage Loans at end of Collection Period                                                               11,632.00
Loan Group Balance at beginning of Collection Period                                                          457,571,215.76
Loan Group Balance at end of Collection Period                                                                443,247,652.71

Note Principal Balance of the Class 1-A Note                                                                  443,246,066.52
Original Note Principal Balance of the Class 1-A Note                                                         520,000,000.00
Class 1-A Factor                                                                                                        0.85

Weighted average remaining term of Morgage Loans                                                                      290.73
Weighted Average Loan Rate                                                                                        10.006098%
Weighted Average Net Loan Rate                                                                                     8.378098%

Excess Interest                                                                                                   446,792.43

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                          -1,586.19
Allocated Transferor Interest (Ending)                                                                             -1,586.19

Interest payments on Morgage Loans                                                                              9,017,651.79
Net Liquidation Proceeds (Allocable to Interest)                                                                        0.00
Insurance Proceeds (Allocable to Interest)                                                                              0.00
Servicer Advance (Allocable to Interest)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                              0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                          0.00
Residual Advance                                                                                                        0.00
Total Interest                                                                                                  9,017,651.79
Servicing Fee                                                                                                     467,405.14
Investor Interest Collections                                                                                   8,550,246.65

Beginning Loan Group Balance                                                                                1,121,772,336.15
Principal payments on Morgage Loans                                                                            56,072,097.27
Net Liquidation Proceeds (Allocable to Principal)                                                                       0.00
Insurance Proceeds (Allocable to Principal)                                                                             0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                             0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                         0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                           0.00
Transfer Deposit Amount                                                                                                 0.00
Total Principal                                                                                                56,072,097.27
Investor Principal Collections                                                                                 56,072,097.27
Additional Balances                                                                                            14,880,320.43
Ending Principal Balances                                                                                   1,080,573,880.47
Total Collections                                                                                              64,622,343.92
Scheduled Principal Payment                                                                                    41,191,776.84

Mortgage Loans Average Daily Balance                                                                        1,118,804,377.94
Number of Mortgage Loans at beginning of Collection Period                                                         15,856.00
Number of Mortgage Loans at end of Collection Period                                                               15,354.00
Loan Group Balance at beginning of Collection Period                                                        1,121,772,336.15
Loan Group Balance at end of Collection Period                                                              1,080,573,880.47

Note Principal Balance of the Class 2-A Note                                                                1,080,575,466.66
Original Note Principal Balance of the Class 2-A Note                                                       1,330,000,000.00
Class 2-A Factor                                                                                                        0.81

Weighted average remaining term of Morgage Loans                                                                      289.23
Weighted Average Loan Rate                                                                                        10.015258%
Weighted Average Net Loan Rate                                                                                     8.387258%

Excess Interest                                                                                                   981,675.55

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                        0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                     0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                         0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                163,842.58
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                   0.01%

Loans with Credit Limit Modification - current                                                                  1,927,011.68
Loans with Credit Limit Modification - cumulative                                                               5,002,278.09
Loans with Credit Limit Modification - % of Initial                                                                    0.27%

Loans with Gross Margin Modification - current                                                                          0.00
Loans with Gross Margin Modification - cumulative                                                                 477,064.29
Loans with Gross Margin Modification - % of Initial                                                                    0.03%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                1,624,249.76
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                     0.09%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                         0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                              2,344,037.56
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                   0.13%

Loans with Credit Limit Modification - current                                                                  1,507,400.00
Loans with Credit Limit Modification - cumulative                                                               4,378,866.76
Loans with Credit Limit Modification - % of Initial                                                                    0.24%

Loans with Gross Margin Modification - current                                                                          0.00
Loans with Gross Margin Modification - cumulative                                                                 445,556.28
Loans with Gross Margin Modification - % of Initial                                                                    0.02%



CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                          0.00
Guaranteed Principal Payment Amount                                                                                     0.00
Guaranteed Payment                                                                                              2,171,040.79
Rolling Three Month Delinquency Rate                                                                                    0.40

Loan Group 2
Credit Enhancement Draw Amount                                                                                          0.00
Guaranteed Principal Payment Amount                                                                                 1,586.19
Guaranteed Payment                                                                                              5,324,091.85
Rolling Three Month Delinquency Rate                                                                                    0.81

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2007 Bank of New York & Co. All rights reserved.
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